Common and Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jan. 26, 2023	Dec. 31, 2022	Dec. 31, 2021
Common Stock
Common stock, shares authorized	340,000,000		340,000,000	340,000,000	340,000,000
Common stock, par value (in Dollars per share)	$ 0.0001			$ 0.0001	$ 0.0001
Preferred Stock
Preference shares, shares authorized	10,000,000			10,000,000	10,000,000
Preference shares, par value (in Dollars per share)	$ 0.0001			$ 0.0001	$ 0.0001
Preference shares, shares outstanding	0			0	0
Maximum
Common Stock
Common stock, shares authorized	340,000,000
Legacy Orchestra
Preferred Stock
Preference shares, shares outstanding	35,694,179
Series D-1 Preferred Stock
Preferred Stock
Proceeds from private placement financing		$ 109,830